Annual Total Returns - Fidelity® Equity Dividend Income Fund [BarChart] - 11.30 Fidelity Equity Dividend Income Fund - K PRO-08 - Fidelity® Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund-Class K
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	14.87%
Annual Return 2013	29.22%
Annual Return 2014	11.76%
Annual Return 2015	(2.44%)
Annual Return 2016	16.00%
Annual Return 2017	14.20%
Annual Return 2018	(9.65%)
Annual Return 2019	27.39%
Annual Return 2020	1.95%
Annual Return 2021	22.27%